Segmented information - Disclosure of Operating Segment Information (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of operating segments [line items]
Segment revenue	$ 12,111,236,000	$ 11,506,825,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	1,824,995,000	1,701,734,000
Acquisition-related and integration costs	77,417,000	37,482,000
Restructuring costs	0	(100,387,000)
Net finance costs	(70,630,000)	(73,885,000)
Earnings before income taxes	1,676,948,000	1,489,980,000
Amortization and depreciation, without amortization of deferred financing fees	391,289,000	388,764,000
Western and Southern Europe
Disclosure of operating segments [line items]
Segment revenue	2,019,663,000	1,995,811,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	271,543,000	258,802,000
Amortization and depreciation, without amortization of deferred financing fees	42,558,000	40,732,000
Northern Europe
Disclosure of operating segments [line items]
Segment revenue	1,877,252,000	1,800,460,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	200,116,000	196,823,000
Amortization and depreciation, without amortization of deferred financing fees	65,502,000	57,003,000
Canada
Disclosure of operating segments [line items]
Segment revenue	1,711,927,000	1,671,060,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	349,497,000	363,066,000
Amortization and depreciation, without amortization of deferred financing fees	62,486,000	66,948,000
U.S. Commercial and State Government
Disclosure of operating segments [line items]
Segment revenue	1,802,462,000	1,689,686,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	331,135,000	283,571,000
Amortization and depreciation, without amortization of deferred financing fees	72,767,000	73,234,000
U.S. Federal
Disclosure of operating segments [line items]
Segment revenue	1,621,987,000	1,458,741,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	235,262,000	198,140,000
Amortization and depreciation, without amortization of deferred financing fees	28,313,000	24,269,000
U.K. and Australia
Disclosure of operating segments [line items]
Segment revenue	1,351,993,000	1,342,662,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	180,646,000	195,098,000
Amortization and depreciation, without amortization of deferred financing fees	67,110,000	78,150,000
Central and Eastern Europe
Disclosure of operating segments [line items]
Segment revenue	1,162,593,000	1,027,055,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	101,749,000	86,428,000
Amortization and depreciation, without amortization of deferred financing fees	37,314,000	33,029,000
Asia Pacific
Disclosure of operating segments [line items]
Segment revenue	563,359,000	521,350,000
Earnings before acquisition-related and integration costs, restructuring costs, net finance costs and income tax expense	155,047,000	119,806,000
Amortization and depreciation, without amortization of deferred financing fees	$ 15,239,000	$ 15,399,000